Note 3 - Loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2024	2023

Commercial	$74,776	$73,142
Commercial real estate	202,677	182,463
Residential mortgage	118,750	118,934
Home equity	6,986	5,800
Consumer, automobile	6,707	6,546
Consumer, other	1,551	1,787

	411,447	388,672
Less: net deferred loan fees	(759)	(748)

Total loans net of deferred loan fees	410,688	387,924

Less: allowance for credit losses	(3,951)	(3,861)

Net Loans	$406,737	$384,063

	2023	2022

Commercial	$73,142	$77,093
Commercial real estate	182,463	161,367
Residential mortgage	118,934	116,339
Home equity	5,800	7,114
Consumer, automobile	6,546	5,538
Consumer, other	1,787	2,116

	388,672	369,567
Less: net deferred loan fees	(748)	(701)

Total loans net of deferred loan fees	387,924	368,866

Less: allowance for credit losses	(3,861)	(4,058)

Net Loans	$384,063	$364,808

Schedule of Related Party Transactions [Table Text Block]
December 31, 2023	New Loans	Repayments	September 30, 2024

$3,574	$2,109	$(832)	$4,851
December 31, 2022	New Loans	Repayments	December 31, 2023

$3,854	$94	$(374)	$3,574

December 31, 2022	New Loans	Repayments	December 31, 2023

$3,854	$94	$(374)	$3,574
December 31, 2021	New Loans	Repayments	December 31, 2022

$2,770	$1,795	$(711)	$3,854